Document and Entity Information	Jul. 05, 2024
Details
Registrant CIK	0001485029
Registrant Name	NEW ASIA HOLDINGS, INC.
SEC Form	8-K
Period End date	Jul. 05, 2024
Tax Identification Number (TIN)	45-0460095
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-55410
Entity Address, Address Line One	205S Bailey Street
Entity Address, City or Town	Electra
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76360
Country Region	1
City Area Code	940
Local Phone Number	205-1257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false